Business Segments Information (Results Of Operations By Business Segments ) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Segment Sales									$ 25,129	$ 24,937	$ 21,695
Net Sales	6,700	6,484	5,919	5,309	6,545	6,288	5,854	5,535	24,412	24,222	21,039
Segment Earnings									3,115	3,631	2,879
Interest expense, net									(224)	(223)	(261)
Assets, Total	23,818				23,861				23,818	23,861	22,843
Increase (decrease) in incentive stock compensation expense										(96)
Goodwill impairment, net of tax									528	19	0
After-tax goodwill impairment loss per share									$ 0.72	$ 0.03
Goodwill impairment									592	19	0
Process Management [Member]
Segment Reporting Information [Line Items]
Segment Sales									7,899	7,000	6,022
Segment Earnings									1,599	1,402	1,093
Assets, Total	6,607				5,915				6,607	5,915	5,406
Goodwill impairment
Industrial Automation [Member]
Segment Reporting Information [Line Items]
Segment Sales									5,188	5,294	4,289
Segment Earnings									871	830	591
Assets, Total	3,619				3,818				3,619	3,818	3,688
Goodwill impairment										19
Network Power [Member]
Segment Reporting Information [Line Items]
Segment Sales									6,399	6,811	5,828
Segment Earnings									624	756	800
Assets, Total	7,212				7,945				7,212	7,945	8,072
Goodwill impairment									592
Climate Technologies [Member]
Segment Reporting Information [Line Items]
Segment Sales									3,766	3,995	3,801
Segment Earnings									668	709	691
Assets, Total	2,260				2,229				2,260	2,229	2,172
Goodwill impairment
Commercial & Residential Solutions [Member]
Segment Reporting Information [Line Items]
Segment Sales									1,877	1,837	1,755
Segment Earnings									396	375	357
Assets, Total	1,155				1,271				1,155	1,271	1,314
Goodwill impairment
Differences In Accounting Methods [Member]
Segment Reporting Information [Line Items]
Differences in accounting methods, Earnings									226	231	195
Corporate And Other [Member]
Segment Reporting Information [Line Items]
Segment Earnings									(1,045)	(449)	(587)
Assets, Total	2,965				2,683				2,965	2,683	2,191
Sales Eliminations [Member]
Segment Reporting Information [Line Items]
Segment Sales									(717)	(715)	(656)
Segments total [Member]
Segment Reporting Information [Line Items]
Segment Earnings									4,158	4,072	3,532
Assets, Total	$ 20,853				$ 21,178				$ 20,853	$ 21,178	$ 20,652